Acquisitions - Los Suenos Farms, LLC and its related entities - Additional Information (Details) - Los Suenos Farms, LLC and its related entities $ in Millions		12 Months Ended
	Oct. 01, 2021 USD ($) a item location facility	Dec. 31, 2022 USD ($)
Acquisitions
Number of outdoor cannabis grow facilities | facility	3
Cultivation capacity (in acres) | a	66
Number of plant indoor grow | item	1,800
Number of retail cannabis dispensary locations | location	2
Initial release percentage of SVS from trading restrictions	20.00%
Subsequent release percentage of SVS from trading restrictions	5.00%
Increase to cash		$ 0.1
Increase (decrease) to accounts receivable, net		0.2
Increase (decrease) to inventory		(0.8)
Increase (decrease) to goodwill		3.0
Increase (decrease) to deferred tax liabilities		2.9
Decrease to liabilities assumed		$ 0.3
Transaction costs	$ 0.5